Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per share
Net income (loss) available to TDS common shareholders used in basic earnings (loss) per share		$ 43	$ 219	$ (136)
Noncontrolling interest adjustment			(1)
Net income (loss) available to TDS common shareholders used in diluted earnings (loss) per share		$ 43	$ 218	$ (136)
Weighted average number of shares used in basic earnings (loss) per share		110	109	108
Effects of dilutive securities	[1]	1	1
Weighted average number of shares used in diluted earnings (loss) per share		111	110	108
Basic earnings (loss) per share available to TDS common shareholders		$ 0.39	$ 2.02	$ (1.26)
Diluted earnings (loss) per share available to TDS common shareholders		$ 0.39	$ 1.98	$ (1.26)
Earnings per share, Other disclosures
Antidilutive securities		4	5	10
Common Shares
Earnings per share
Weighted average number of shares used in basic earnings (loss) per share		103	102	101
Series A Common Shares
Earnings per share
Weighted average number of shares used in basic earnings (loss) per share		7	7	7

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.